Consolidated Statement of Changes in Stockholders' Deficit - USD ($)	Common Stock [Member]	Additional Paid-In Capital [Member]	Deferred Compensation [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2015	$ 69,088	$ 50,333,188		$ (54,150,157)	$ (3,747,881)
Balance, shares at Dec. 31, 2015	69,087,955
Common stock grants to independent directors	$ 468	41,198			41,666
Common stock grants to independent directors, shares	468,254
Common stock grant to institutional investor	$ 1,500	105,000			106,500
Common stock grant to institutional investor, shares	1,500,000
Restricted stock issuances	$ 14,013	1,106,987			1,121,000
Restricted stock issuances, shares	14,012,500
Stock based compensation - options			376,896		$ 376,896
Stock option exercise, shares
Net loss				(1,783,705)	$ (1,783,705)
Balance at Dec. 31, 2016	$ 85,069	51,963,269		(55,933,862)	(3,885,524)
Balance, shares at Dec. 31, 2016	85,068,709
Common stock grants to independent directors	$ 793	149,207			150,000
Common stock grants to independent directors, shares	793,025
Restricted stock issuances	$ 34,108	4,044,327			4,078,435
Restricted stock issuances, shares	34,107,883
Stock based compensation - options		61,771			61,771
Common stock issuance to institutional investor	$ 568	59,432			60,000
Common stock issuance to institutional investor, shares	567,644
Restricted stock issuance to a broker for fees	$ 559	44,141			44,700
Restricted stock issuance to a broker for fees, shares	558,750
Stock option exercise	$ 645	(645)
Stock option exercise, shares	645,288				(770,000)
Warrant exercise	$ 733	39,267			$ 40,000
Warrant exercise, shares	733,217
Deferred compensation	$ 200	40,300	(10,125)		30,375
Deferred compensation, shares	200,000
Net loss				(1,985,234)	(1,985,234)
Balance at Dec. 31, 2017	$ 122,675	$ 56,401,069	$ (10,125)	$ (57,919,096)	$ (1,405,477)
Balance, shares at Dec. 31, 2017	122,674,516
Stock option exercise, shares
Net loss					$ (1,047,864)
Balance at Mar. 31, 2018					$ (2,323,716)